Non-current assets - Schedule of non-current assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 34,073	€ 33,321	€ 32,735
Other assets	10,082	8,595	11,070
Total	3,453	4,089	4,445
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	3,435	4,089	4,445
Other assets	18	0	0
Total	3,453	4,089	4,445
Non-current assets held for sale | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	3,101	3,651	4,081
Other tangible assets held for sale	334	438	364
Non-current assets held for sale | Foreclosed assets | Spain
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 2,596	€ 3,120	€ 3,485